Property and equipment, net (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property and equipment		$ 3,984	$ 2,645
Less: accumulated depreciation and amortization		(1,844)	(1,068)
Property and equipment, net	2,028	2,140	1,577
Laboratory Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment		2,549	1,866
Office Furniture And Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment		1,025	566
Leaseholds and Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment		$ 410	$ 213